Form N-1A Cover	Aug. 14, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	RUSSELL INVESTMENTS EXCHANGE TRADED FUNDS
Entity Central Index Key	0002042513
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 14, 2026
Prospectus Date	Aug. 16, 2026